Tesoro Logistics LP Other Transactions (Details) $ in Millions				12 Months Ended
	Sep. 30, 2014 USD ($)	Jul. 01, 2014 USD ($) terminals	Jun. 01, 2013 USD ($) entities	Dec. 31, 2014 USD ($)
Business Acquisition
Purchase Price Consideration			$ 2,420
Number of assets | entities			6
West Coast Logistics Assets Acquisition
Business Acquisition
Purchase Price Consideration				$ 270
Phase One | West Coast Logistics Assets Acquisition
Business Acquisition
Purchase Price Consideration		$ 241
Date of acquisition		Jul. 01, 2014
Equity, fair value		$ 27
Cash paid for acquisition		$ 214
Phase One | West Coast Logistics Assets Acquisition | Marketing Terminals
Business Acquisition
Number of assets | terminals		3
Phase Two | West Coast Logistics Assets Acquisition
Business Acquisition
Date of acquisition	Sep. 30, 2014
Cash paid for acquisition	$ 29